Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Compensation and benefits
Salaries and variable compensation	5,082	4,925
Social security	461	443
Other	454	475
Compensation and benefits	5,997	5,843
Pension and other post-retirement expense	316	319
Severance and other compensation expense related to headcount reductions	86	144